DERIVATIVE LIABILITIES (Tables)	9 Months Ended
Jun. 30, 2012
DERIVATIVE LIABILITIES [Abstract]
Schedule of Changes in Value of Derivative Warrant Liability

	Value	No. of Warrants
Warrants Issued on November 23, 2011- Derivative warrant liability	$1,750,000	81,588,029
Increase in fair value of derivative warrant liability	2,773,086	n/a
Additional warrants from price protection features of existing warrants
Balance at June 30, 2012 - Derivative warrant liability	$4,523,086	81,588,029

Schedule of Fair Value of Warrant Liability Using Black-Scholes Model

June 30,
2012
Exercise price	$0.074
Time to expiration	0.4 - 4.40 years
Risk-free interest rate	0.21% - 0.67%
Estimated volatility	274%
Dividend	-0-
Stock price on June 30, 2012	$0.135
Expected forfeiture rate	50%